UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-5276

Value Line Strategic Asset Management Trust
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
--------------------------------------------------------------------------------

David T. Henigson
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1: Schedule of Investments.

Value Line Strategic Asset Management Trust

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------


Shares                                                                    Value
-------------------------------------------------------------------------------
 Common Stocks -- 74.3%
-------------------------------------------------------------------------------
Advertising  -- 0.5%
     30,000      Monster Worldwide, Inc. *                         $  1,495,800
     40,000      R.H. Donnelley Corp. *                               2,329,200
                                                                   ------------
                                                                      3,825,000
-------------------------------------------------------------------------------
Aerospace/Defense  -- 1.5%
     16,000      Aviall, Inc. *                                         609,280
     32,730      DRS Technologies, Inc.                               1,795,895
     21,000      L-3 Communications Holdings, Inc.                    1,801,590
     48,000      Precision Castparts Corp.                            2,851,200
     66,000      Rockwell Collins, Inc.                               3,719,100
                                                                   ------------
                                                                     10,777,065
-------------------------------------------------------------------------------
Air Transport  -- 0.4%
     27,000      FedEx Corp.                                          3,049,380
-------------------------------------------------------------------------------
Apparel  -- 0.4%
      9,000      Phillips-Van Heusen Corp.                              343,890
     40,000      Polo Ralph Lauren Corp.  Class A                     2,424,400
                                                                   ------------
                                                                      2,768,290
-------------------------------------------------------------------------------
Auto & Truck  -- 0.4%
     42,000      Oshkosh Truck Corp.                                  2,614,080
-------------------------------------------------------------------------------
Auto Parts  -- 0.9%
     16,000      BorgWarner, Inc.                                       960,640
     73,000      Johnson Controls, Inc.                               5,542,890
                                                                   ------------
                                                                      6,503,530
-------------------------------------------------------------------------------
Bank  -- 2.4%
     70,000      Bank of Hawaii Corp.                                 3,731,700
     23,000      City National Corp.                                  1,766,170
     13,000      Colonial BancGroup, Inc. (The)                         325,000
     43,000      Compass Bancshares, Inc.                             2,176,230
     22,000      M&T Bank Corp.                                       2,511,080
     23,520      TD Banknorth, Inc.                                     690,312
     22,000      UnionBanCal Corp.                                    1,543,520
     72,000      Wells Fargo & Co.                                    4,598,640
                                                                   ------------
                                                                     17,342,652
-------------------------------------------------------------------------------
Bank - Canadian  -- 0.3%
     18,400      Royal Bank of Canada                                 1,551,488
     11,284      Toronto-Dominion Bank (The)                            628,519
                                                                   ------------
                                                                      2,180,007
-------------------------------------------------------------------------------
Bank - Midwest  -- 0.4%
     61,000      Huntington Bancshares, Inc.                          1,471,930
     37,000      Marshall & Ilsley Corp.                              1,612,460
                                                                   ------------
                                                                      3,084,390
-------------------------------------------------------------------------------
Beverage - Alcoholic  -- 0.3%
     24,000      Brown-Forman Corp.  Class B                          1,847,280
-------------------------------------------------------------------------------
Biotechnology  -- 0.6%
     27,000      Genentech, Inc. *                                    2,281,770
     34,000      United Therapeutics Corp. *                          2,253,520
                                                                   ------------
                                                                      4,535,290
-------------------------------------------------------------------------------
Building Materials  -- 0.4%
      6,000      Fluor Corp.                                            514,800
     29,000      Jacobs Engineering Group, Inc. *                     2,515,460
                                                                   ------------
                                                                      3,030,260
-------------------------------------------------------------------------------
Canadian Energy  -- 0.4%
     17,000      Suncor Energy, Inc.                                  1,309,340
     33,000      Talisman Energy, Inc.                                1,754,940
                                                                   ------------
                                                                      3,064,280
-------------------------------------------------------------------------------
Cement & Aggregates  -- 0.9%
     33,600      Eagle Materials, Inc.                                2,142,336
     47,400      Florida Rock Industries, Inc.                        2,664,828
     15,000      Martin Marietta Materials, Inc.                      1,605,450
                                                                   ------------
                                                                      6,412,614
-------------------------------------------------------------------------------
Chemical - Diversified  -- 0.4%
      6,000      Air Products & Chemicals, Inc.                         403,140
     28,000      Monsanto Co.                                         2,373,000
                                                                   ------------
                                                                      2,776,140
-------------------------------------------------------------------------------
Chemical - Specialty  -- 1.8%
     39,000      Airgas, Inc.                                         1,524,510
     13,400      Ceradyne, Inc. *                                       668,660
    108,000      Ecolab, Inc.                                         4,125,600
     96,000      Praxair, Inc.                                        5,294,400
     24,200      Sigma-Aldrich Corp.                                  1,592,118
                                                                   ------------
                                                                     13,205,288
-------------------------------------------------------------------------------
Coal  -- 0.4%
     18,000      Joy Global, Inc.                                     1,075,860
     40,000      Peabody Energy Corp.                                 2,016,400
                                                                   ------------
                                                                      3,092,260
-------------------------------------------------------------------------------
Computer & Peripherals  -- 0.2%
     50,000      Hewlett-Packard Co.                                  1,645,000
-------------------------------------------------------------------------------
Computer Software & Services  -- 1.3%
     37,000      Adobe Systems, Inc. *                                1,292,040
     38,000      Autodesk, Inc. *                                     1,463,760
     56,000      Cognizant Technology Solutions Corp.
                    Class A *                                         3,331,440
     23,000      Infosys Technologies Ltd.  (ADR)                     1,790,780
     35,000      SRA International, Inc.  Class A*                    1,320,550
      3,000      Trident Microsystems, Inc. *                            87,180
                                                                   ------------
                                                                      9,285,750
-------------------------------------------------------------------------------
Diversified Companies  -- 3.2%
     49,000      AMETEK, Inc.                                         2,203,040
     63,600      Danaher Corp.                                        4,041,780
     26,000      Fortune Brands, Inc.                                 2,096,380
    140,000      ITT Industries, Inc.                                 7,870,800
     28,000      McDermott International, Inc. *                      1,524,600
-------------------------------------------------------------------------------

Value Line Strategic Asset Management Trust

-------------------------------------------------------------------------------
 Schedule of Investments
-------------------------------------------------------------------------------

March 31, 2006 (Unaudited)
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
     22,000      Pentair, Inc.                                     $    896,500
     24,000      Textron, Inc.                                        2,241,360
     36,000      United Technologies Corp.                            2,086,920
                                                                   ------------
                                                                     22,961,380
-------------------------------------------------------------------------------
Drug  -- 2.6%
     29,000      Alkermes, Inc. *                                       639,450
     13,700      Allergan, Inc.                                       1,486,450
     28,000      Amylin Pharmaceuticals, Inc. *                       1,370,600
     21,000      Barr Pharmaceuticals, Inc. *                         1,322,580
     76,000      Celgene Corp. *                                      3,360,720
     38,000      Covance, Inc. *                                      2,232,500
     20,000      Genzyme Corp. *                                      1,344,400
     39,000      Gilead Sciences, Inc. *                              2,426,580
     52,000      Pharmaceutical Product Development, Inc.             1,799,720
     66,000      Teva Pharmaceutical Industries Ltd. (ADR)            2,717,880
                                                                   ------------
                                                                     18,700,880
-------------------------------------------------------------------------------
E-Commerce  -- 0%
      8,000      Websense, Inc. *                                       220,640
-------------------------------------------------------------------------------
Educational Services  -- 0%
      5,000      ITT Educational Services, Inc. *                       320,250
-------------------------------------------------------------------------------
Electrical Equipment  -- 2.7%
    105,000      Corning, Inc. *                                      2,825,550
     88,000      FLIR Systems, Inc. *                                 2,500,080
     53,000      Harman International Industries, Inc.                5,889,890
     22,000      Rockwell Automation, Inc.                            1,582,020
     34,000      Thomas & Betts Corp. *                               1,746,920
     47,000      Trimble Navigation Ltd. *                            2,117,350
     46,000      WESCO International, Inc. *                          3,128,460
                                                                   ------------
                                                                     19,790,270
-------------------------------------------------------------------------------
Electrical Utility - Central  -- 0.9%
     30,000      Entergy Corp.                                        2,068,200
    102,000      TXU Corp.                                            4,565,520
                                                                   ------------
                                                                      6,633,720
-------------------------------------------------------------------------------
Electrical Utility - East  -- 0.5%
     37,000      Exelon Corp.                                         1,957,300
     52,000      Southern Co. (The)                                   1,704,040
                                                                   ------------
                                                                      3,661,340
-------------------------------------------------------------------------------
Electrical Utility - West  -- 0.3%
     41,000      Sempra Energy                                        1,904,860
-------------------------------------------------------------------------------
Electronics  -- 0.8%
     34,000      Amphenol Corp.  Class A                              1,774,120
     41,000      Harris Corp.                                         1,938,890
     47,000      MEMC Electronic Materials, Inc. *                    1,735,240
                                                                   ------------
                                                                      5,448,250
-------------------------------------------------------------------------------
Environmental  -- 0.6%
     53,000      Republic Services, Inc.                              2,253,030
      4,000      Stericycle, Inc. *                                     270,480
     38,000      Waste Connections, Inc. *                            1,512,780
                                                                   ------------
                                                                      4,036,290
-------------------------------------------------------------------------------
Financial Services - Diversified  -- 2.1%
     12,000      Affiliated Managers Group, Inc. *                    1,279,320
     19,500      BlackRock, Inc.  Class A                             2,730,000
     52,000      Brown & Brown, Inc.                                  1,726,400
     35,000      CIT Group, Inc.                                      1,873,200
     14,000      Eaton Vance Corp.                                      383,320
     15,000      Franklin Resources, Inc.                             1,413,600
     52,600      Global Payments, Inc.                                2,788,326
     28,000      Leucadia National Corp.                              1,670,480
     33,000      Principal Financial Group, Inc.                      1,610,400
                                                                   ------------
                                                                     15,475,046
-------------------------------------------------------------------------------
Food Processing  -- 0.3%
     57,000      Dean Foods Co. *                                     2,213,310
-------------------------------------------------------------------------------
Grocery  -- 0.3%
     36,000      Whole Foods Market, Inc.                             2,391,840
-------------------------------------------------------------------------------
Health Care Information Systems  -- 0.1%
     20,000      Cerner Corp. *                                         949,000
-------------------------------------------------------------------------------
Home Appliances  -- 0.8%
     23,000      Black & Decker Corp. (The)                           1,998,470
     73,000      Toro Co. (The)                                       3,485,750
                                                                   ------------
                                                                      5,484,220
-------------------------------------------------------------------------------
Hotel/Gaming  -- 1.7%
     50,000      Boyd Gaming Corp.                                    2,497,000
     58,000      Choice Hotels International, Inc.                    2,655,240
     27,000      Harrah's Entertainment, Inc.                         2,104,920
     39,000      International Game Technology                        1,373,580
     10,000      MGM MIRAGE *                                           430,900
     14,000      Starwood Hotels & Resorts Worldwide, Inc.              948,220
     30,000      Station Casinos, Inc.                                2,381,100
                                                                   ------------
                                                                     12,390,960
-------------------------------------------------------------------------------
Household Products  -- 0.4%
      7,000      Energizer Holdings, Inc. *                             371,000
     52,000      Scotts Miracle-Gro Co. (The),  Class A               2,379,520
                                                                   ------------
                                                                      2,750,520
-------------------------------------------------------------------------------
Industrial Services  -- 1.1%
     82,000      C.H. Robinson Worldwide, Inc.                        4,025,380
      7,000      Expeditors International of Washington, Inc.           604,730
     61,000      Iron Mountain, Inc. *                                2,485,140
     20,300      URS Corp. *                                            817,075
                                                                   ------------
                                                                      7,932,325
-------------------------------------------------------------------------------
Information Services  -- 1.3%
     23,000      Corporate Executive Board Co. (The)                  2,320,700
     36,000      Dun & Bradstreet Corp. (The) *                       2,760,480
     14,400      Getty Images, Inc. *                                 1,078,272
-------------------------------------------------------------------------------

Value Line Strategic Asset Management Trust

-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------

March 31, 2006 (Unaudited)
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
     44,000      Moody's Corp.                                     $  3,144,240
                                                                   ------------
                                                                      9,303,692
-------------------------------------------------------------------------------
Insurance - Life  -- 1.3%
     37,000      AFLAC, Inc.                                          1,669,810
     33,000      Manulife Financial Corp.                             2,071,410
     35,000      MetLife, Inc.                                        1,692,950
     25,000      Prudential Financial, Inc.                           1,895,250
     34,800      StanCorp Financial Group, Inc.                       1,883,028
                                                                   ------------
                                                                      9,212,448
-------------------------------------------------------------------------------
Insurance - Property & Casualty  -- 2.1%
     94,500      Berkley (W.R.) Corp.                                 5,486,670
     45,000      Everest Re Group, Ltd.                               4,201,650
     64,000      Fidelity National Financial, Inc.                    2,273,920
     44,000      HCC Insurance Holdings, Inc.                         1,531,200
     32,000      Sun Life Financial, Inc.                             1,361,920
                                                                   ------------
                                                                     14,855,360
-------------------------------------------------------------------------------
Internet  -- 0.6%
     19,000      CheckFree Corp. *                                      959,500
     68,000      E*Trade Financial Corp. *                            1,834,640
     24,000      F5 Networks, Inc. *                                  1,739,760
                                                                   ------------
                                                                      4,533,900
-------------------------------------------------------------------------------
Machinery  -- 2.6%
     35,000      Actuant Corp.  Class A                               2,142,700
     30,000      Foster Wheeler Ltd. *                                1,419,300
     24,800      Gardner Denver, Inc. *                               1,616,960
     52,000      Graco, Inc.                                          2,362,360
     22,000      IDEX Corp.                                           1,147,740
     58,000      JLG Industries, Inc.                                 1,785,820
     39,000      Lennox International, Inc.                           1,164,540
     19,300      Manitowoc Company, Inc. (The)                        1,759,195
     30,000      MSC Industrial Direct Co., Inc.  Class A             1,620,600
     42,000      Roper Industries, Inc.                               2,042,460
     24,000      Terex Corp. *                                        1,901,760
                                                                   ------------
                                                                     18,963,435
-------------------------------------------------------------------------------
Manufactured Housing/Recreational Vehicle --0.2%
     20,000      Thor Industries, Inc.                                1,067,200
-------------------------------------------------------------------------------
Medical Services  -- 4.4%
     64,000      Aetna, Inc.                                          3,144,960
     15,000      CIGNA Corp.                                          1,959,300
      6,000      Community Health Systems, Inc. *                       216,900
     41,250      Coventry Health Care, Inc. *                         2,226,675
     54,256      DaVita, Inc. *                                       3,266,754
     42,000      Healthways, Inc. *                                   2,139,480
     40,000      Humana, Inc. *                                       2,106,000
     30,000      Quest Diagnostics, Inc.                              1,539,000
     82,000      Sierra Health Services, Inc. *                       3,337,400
     13,000      Sunrise Senior Living, Inc. *                          506,610
    110,580      UnitedHealth Group, Inc.                             6,176,999
     61,573      WellPoint, Inc. *                                    4,767,597
                                                                   ------------
                                                                     31,387,675
-------------------------------------------------------------------------------
Medical Supplies  -- 5.6%
     16,000      Advanced Medical Optics, Inc. *                        746,240
     33,000      AmerisourceBergen Corp.                              1,592,910
     21,000      ArthroCare Corp. *                                   1,004,220
     43,000      Bard (C.R.), Inc.                                    2,915,830
     23,000      Becton Dickinson & Co.                               1,416,340
     25,000      DENTSPLY International, Inc.                         1,453,750
      7,000      Edwards Lifesciences Corp. *                           304,500
     66,000      Fisher Scientific International, Inc. *              4,491,300
     35,000      Haemonetics Corp. *                                  1,776,950
     70,000      Henry Schein, Inc. *                                 3,350,200
     26,000      Hologic, Inc. *                                      1,439,100
     31,000      IDEXX Laboratories, Inc. *                           2,677,160
     19,000      Intuitive Surgical, Inc. *                           2,242,000
     35,000      Kyphon, Inc. *                                       1,302,000
     20,000      LCA-Vision, Inc.                                     1,002,200
     26,000      McKesson Corp.                                       1,355,380
     46,000      ResMed, Inc. *                                       2,023,080
    108,000      St Jude Medical, Inc. *                              4,428,000
     86,000      Varian Medical Systems, Inc. *                       4,829,760
                                                                   ------------
                                                                     40,350,920
-------------------------------------------------------------------------------
Metals & Mining Diversified  -- 0.2%
     26,000      Allegheny Technologies, Inc.                         1,590,680
-------------------------------------------------------------------------------
Metals Fabricating  -- 0.3%
     26,000      Harsco Corp.                                         2,148,120
-------------------------------------------------------------------------------
Natural Gas - Distribution  -- 0.4%
     40,950      Southern Union Co.                                   1,016,789
     99,000      UGI Corp.                                            2,085,930
                                                                   ------------
                                                                      3,102,719
-------------------------------------------------------------------------------
Natural Gas - Diversified  -- 1.6%
     48,000      Energen Corp.                                        1,680,000
     70,000      Equitable Resources, Inc.                            2,555,700
     21,000      Kinder Morgan, Inc.                                  1,931,790
      4,000      Questar Corp.                                          280,200
    108,888      XTO Energy, Inc.                                     4,744,250
                                                                   ------------
                                                                     11,191,940
-------------------------------------------------------------------------------
Office Equipment & Supplies  -- 0.6%
    165,000      Staples, Inc.                                        4,210,800
-------------------------------------------------------------------------------
Oilfield Services/Equipment  -- 0.5%
     49,000      FMC Technologies, Inc. *                             2,509,780
     18,000      Halliburton Co.                                      1,314,360
                                                                   ------------
                                                                      3,824,140
-------------------------------------------------------------------------------
Packaging & Container  -- 0.5%
     29,000      Ball Corp.                                           1,271,070
     67,000      Jarden Corp. *                                       2,200,950
                                                                   ------------
                                                                      3,472,020
-------------------------------------------------------------------------------

Value Line Strategic Asset Management Trust

-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------

March 31, 2006 (Unaudited)
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Petroleum - Integrated  -- 0.9%
     56,000      Denbury Resources, Inc. *                         $  1,773,520
     29,000      Sunoco, Inc.                                         2,249,530
     42,186      Valero Energy Corp.                                  2,521,879
                                                                   ------------
                                                                      6,544,929
--------------------------------------------------------------------------------
Petroleum - Producing  -- 1.3%
     43,000      Apache Corp.                                         2,816,930
    107,700      Range Resources Corp.                                2,941,287
     14,000      Tenaris S.A.  (ADR)                                  2,529,380
     13,000      Ultra Petroleum Corp. *                                810,030
                                                                   ------------
                                                                      9,097,627
-------------------------------------------------------------------------------
Pharmacy Services  -- 1.5%
     80,700      Caremark Rx, Inc. *                                  3,968,826
     50,000      CVS Corp.                                            1,493,500
     32,000      Express Scripts, Inc. *                              2,812,800
     15,000      Medco Health Solutions, Inc. *                         858,300
     26,000      Omnicare, Inc.                                       1,429,740
                                                                   ------------
                                                                     10,563,166
-------------------------------------------------------------------------------
Publishing  -- 0.5%
     32,000      McGraw-Hill Cos, Inc. (The)                          1,843,840
     35,000      Meredith Corp.                                       1,952,650
                                                                   ------------
                                                                      3,796,490
-------------------------------------------------------------------------------
R.E.I.T.  -- 1.4%
     48,000      Brookfield Properties Co.                            1,639,200
     30,000      CBL & Associates Properties, Inc.                    1,273,500
     20,000      General Growth Properties, Inc.                        977,400
     30,000      Macerich Co. (The)                                   2,218,500
     54,000      ProLogis                                             2,889,000
     18,000      Weingarten Realty Investors                            733,500
                                                                   ------------
                                                                      9,731,100
-------------------------------------------------------------------------------
Railroad  -- 1.4%
     34,000      Burlington Northern Santa Fe Corp.                   2,833,220
     32,000      Canadian National Railway Co.                        1,448,960
     36,800      CP Holders, Inc.                                     4,386,560
      6,000      Kansas City Southern *                                 148,200
     29,000      Norfolk Southern Corp.                               1,568,030
                                                                   ------------
                                                                     10,384,970
-------------------------------------------------------------------------------
Recreation  -- 0.4%
     76,500      Shuffle Master, Inc. *                               2,734,110
-------------------------------------------------------------------------------
Restaurant  -- 1.5%
     46,000      Cheesecake Factory, Inc. (The) *                     1,722,700
     25,000      CKE Restaurants, Inc.                                  435,000
     50,000      Darden Restaurants, Inc.                             2,051,500
     29,000      Panera Bread Co.  Class A*                           2,180,220
     56,500      Sonic Corp. *                                        1,984,845
     42,000      Starbucks Corp. *                                    1,580,880
     21,000      Yum! Brands, Inc.                                    1,026,060
                                                                   ------------
                                                                     10,981,205
-------------------------------------------------------------------------------
Retail - Automotive  -- 0.3%
     68,000      O'Reilly Automotive, Inc. *                          2,486,080
-------------------------------------------------------------------------------
Retail - Special Lines  -- 2.6%
     18,000      Barnes & Noble, Inc.                                   832,500
     70,000      Chico's FAS, Inc. *                                  2,844,800
     59,000      Claire's Stores, Inc.                                2,142,290
    234,000      Coach, Inc. *                                        8,091,720
     54,000      Men's Wearhouse, Inc. (The)                          1,940,760
     44,000      Michaels Stores, Inc.                                1,653,520
     41,000      Quiksilver, Inc. *                                     568,260
     40,000      Urban Outfitters, Inc. *                               981,600
                                                                   ------------
                                                                     19,055,450
-------------------------------------------------------------------------------
Retail Building Supply  -- 1.4%
    102,000      Fastenal Co.                                         4,828,680
     31,000      Lowe's Cos, Inc.                                     1,997,640
     33,000      Tractor Supply Co. *                                 2,189,220
     17,000      Watsco, Inc.                                         1,207,850
                                                                   ------------
                                                                     10,223,390
-------------------------------------------------------------------------------
Retail Store  -- 0.8%
     26,500      J.C. Penney Company, Inc.                            1,600,865
     60,000      Nordstrom, Inc.                                      2,350,800
     12,400      Sears Holdings Corp. *                               1,639,776
                                                                   ------------
                                                                      5,591,441
-------------------------------------------------------------------------------
Securities Brokerage  -- 1.4%
     20,000      Bear Stearns Companies, Inc. (The)                   2,774,000
     15,000      Investment Technology Group, Inc. *                    747,000
     27,000      Jefferies Group, Inc.                                1,579,500
     22,000      Legg Mason, Inc.                                     2,757,260
     11,000      Lehman Brothers Holdings, Inc.                       1,589,830
     28,500      Raymond James Financial, Inc.                          842,460
                                                                   ------------
                                                                     10,290,050
-------------------------------------------------------------------------------
Shoe  -- 0.1%
     20,000      Wolverine World Wide, Inc.                             442,600
-------------------------------------------------------------------------------
Steel - General  -- 0.8%
     16,000      Carpenter Technology Corp.                           1,512,320
     10,000      Cleveland-Cliffs, Inc.                                 871,200
     17,000      IPSCO, Inc.                                          1,769,530
     16,000      Nucor Corp.                                          1,676,640
                                                                   ------------
                                                                      5,829,690
-------------------------------------------------------------------------------
Telecommunication Services  -- 1.1%
     66,000      American Tower Corp.  Class A*                       2,001,120
     62,000      Crown Castle International Corp. *                   1,757,700
     72,000      NII Holdings, Inc.  Class B*                         4,245,840
                                                                   ------------
                                                                      8,004,660
-------------------------------------------------------------------------------
Telecommunications Equipment  -- 0.8%
     30,000      Anixter International, Inc.                          1,433,400
     30,000      Broadcom Corp.  Class A*                             1,294,800
-------------------------------------------------------------------------------

Value Line Strategic Asset Management Trust

-------------------------------------------------------------------------------
 Schedule of Investments
-------------------------------------------------------------------------------

March 31, 2006 (Unaudited)
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
     51,000      Marvell Technology Group Ltd. *                   $  2,759,100
                                                                   ------------
                                                                      5,487,300
-------------------------------------------------------------------------------
Thrift  -- 0.9%
     90,200      Golden West Financial Corp.                          6,124,580
-------------------------------------------------------------------------------
Tire & Rubber  -- 0.2%
     18,300      Carlisle Companies, Inc.                             1,496,940
-------------------------------------------------------------------------------
Trucking/Transportation Leasing  -- 0.3%
     86,000      Hunt (J.B.) Transport Services, Inc.                 1,852,440
-------------------------------------------------------------------------------
Water Utility  -- 0.2%
     45,666      Aqua America, Inc.                                   1,270,428
-------------------------------------------------------------------------------
                 Total Common Stocks
                    (Cost $335,646,945)                             535,507,352
===============================================================================
  Principal
   Amount                                                              Value
-------------------------------------------------------------------------------
  U.S. Treasury Obligations -- 1.9%
-------------------------------------------------------------------------------
    $ 2,000,000  U.S. Treasury Notes, 3.50%, 11/15/06                 1,983,124
      3,000,000  U.S. Treasury Notes, 4.00%, 11/15/12                 2,855,391
      8,000,000  U.S. Treasury Notes, 6.13%, 11/15/27                 9,107,504
                    Total U.S. Treasury Obligations
                      (Cost $13,400,254)                             13,946,019
-------------------------------------------------------------------------------
  U.S. Government Agency Obligations -- 11.5%
-------------------------------------------------------------------------------
      7,000,000  Private Export Funding Corp. Ser. J,
                    7.65%, 5/15/06                                    7,020,412
      6,000,000  Federal Home Loan Bank, 3.50%, 8/15/06               5,967,306
      4,000,000  Federal National Mortgage Association,
                    3.31%, 1/26/07                                    3,942,180
      7,000,000  Federal Home Loan Bank, 3.38%, 2/23/07               6,893,719
      6,000,000  Federal Home Loan Mortgage Corp.,
                    4.88%, 3/15/07                                    5,985,276
      8,000,000  Federal National Mortgage Association,
                    5.25%, 4/15/07                                    8,008,776
      4,000,000  Federal Home Loan Mortgage Corp.,
                    3.25%, 11/2/07                                    3,881,544
      6,000,000  Federal Home Loan Bank, 4.00%, 11/9/07               5,899,464
      4,000,000  Federal Home Loan Bank, 3.30%, 12/28/07              3,881,688
      5,000,000  Federal National Mortgage Association,
                    3.25%, 1/15/08                                    4,845,895
     10,000,000  Federal National Mortgage Association,
                    6.45%, 4/1/08                                    10,028,130
      2,000,000  Federal Home Loan Bank, 4.10%, 6/13/08               1,960,358
      4,000,000  Federal Home Loan Bank, 4.25%, 9/12/08               3,929,320
      2,000,000  Federal Home Loan Mortgage Corp.,
                    5.88%, 3/21/11                                    2,046,146
      4,000,000  Federal Home Loan Mortgage Corp.,
                    5.25%, 11/5/12                                    3,932,148
      2,000,000  Federal Home Loan Mortgage Corp.,
                    4.50%, 1/15/13                                    1,922,020
      2,674,087  Federal National Mortgage Association,
                    5.00%, 11/1/34                                    2,550,297
                 Total U.S. Government Agency Obligations
                     (Cost $83,748,693)                              82,694,679
-------------------------------------------------------------------------------
  Corporate Bonds & Notes -- 0.8%
-------------------------------------------------------------------------------
Financial Services - Diversified  -- 0.8%
      6,000,000    SLM Corp. 5.04%, due 4/1/14(a)                     5,644,560
-------------------------------------------------------------------------------
                   Total Corporate Bonds & Notes
                      (Cost $5,962,801)                               5,644,560
-------------------------------------------------------------------------------
                   Total Investment Securities -- 88.5%
                      (Cost $438,758,693)                          $637,792,610
-------------------------------------------------------------------------------
  Short-Term Investments** -- 10.0%
-------------------------------------------------------------------------------
Corporate Bonds  -- 0.7%
      5,000,000  NebHelp, Inc., Series A-2, 4.77%,
                    4/6/06(b)                                         5,000,000
-------------------------------------------------------------------------------
Repurchase Agreements  -- 8.2%
     29,500,000  With Morgan Stanley & Co., 4.44%,
                    dated 3/31/06, due 4/3/06, delivery
                    value $29,503,638 (collateralized
                    by $28,305,000 U.S. Treasury Notes
                    13.875%, due 5/15/11, with a value
                    of $30,076,775)                                  29,500,000
     29,500,000   With UBS Securities, LLC, 4.48%, dated
                    3/31/06, due 4/3/06, delivery value
                    $29,503,671 (collateralized by
                    $29,179,000 U.S. Treasury Notes
                    5.25%, due 2/15/29, with a value of
                    $30,163,061)                                     29,500,000
                                                                   ------------
                                                                     59,000,000
-------------------------------------------------------------------------------
U.S. Government Agency Obligations  -- 1.1%
      8,000,000  Federal Home Loan Banks, 4.00%, 7/13/06              8,000,000
-------------------------------------------------------------------------------
                    Total Short-Term Investments
                      (Cost $72,000,000)                             72,000,000
-------------------------------------------------------------------------------
Cash And Other Assets In Excess Of Liabilities -- (1.5%)             10,993,263
-------------------------------------------------------------------------------
Net Assets  --100.0%                                               $720,785,873
-------------------------------------------------------------------------------
Net Asset Value Per Outstanding Share
   ($720,785,873 / 30,673,412 shares outstanding)                  $      23.50
-------------------------------------------------------------------------------

*     Non-income producing.
** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(a)   Rate at March 31, 2006. Floating rate changes monthly.
(b)   Rate at March 31, 2006. Floating rate changes weekly.
(ADR) American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of March 31, 2006 was as follows:

March 31, 2006 (Unaudited)
                                                        Total Net
                                                        Unrealized
Total Cost        Appreciation       Depreciation       Appreciation
----------------------------------------------------------------------
$510,758,693      $202,088,513        $(3,054,596)      $199,033,917

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By         /s/ Jean B. Buttner
           ------------------------------------------------------------
           Jean B. Buttner, President

Date:      May 22, 2006
           --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Jean B. Buttner
           ------------------------------------------------------------
           Jean B. Buttner, President, Principal Executive Officer

By:        /s/ Stephen R. Anastasio
           ------------------------------------------------------------
           Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:      May 22, 2006
           --------------------------